Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Employee Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Pension Plans [Abstract]
Defined Contribution Plan, Cost	$ 3,400	$ 3,200	$ 3,200
Plan settlement	$ 3,600